TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Solar Power Purchase Agreement (Details) - TotalEnergies Renewables Malaysia Sdn Bhd - Solar Power Purchase Agreement - SunPower Malaysia Manufacturing Sdn Bhd
1 Months Ended
Feb. 28, 2022 USD ($) GW
Supply Commitment [Line Items]
Period for commitment	20 years
Value after twenty years | $	$ 0.00
Minimum
Supply Commitment [Line Items]
Power commitment (MW)	10.8
Maximum
Supply Commitment [Line Items]
Power commitment (MW)	11.9